UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   JANUARY 21,2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Entry Total:       $190,088,000


List of Other Included Managers:

NONE


                                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     4177    89534 SH       SOLE                                      89534
Amgen Inc                      COM              031162100      752    11724 SH       SOLE                                      11724
Anglogold Ashanti Ltd (4/04 na COM              035128206     2621    72092 SH       SOLE                                      72092
Assoc Banc-Corp                COM              045487105     1307    39343 SH       SOLE                                      39343
BHP Billiton LTD               COM              088606108     2363    98360 SH       SOLE                                      98360
BP PLC                         COM              055622104     7258   124280 SH       SOLE                                     124280
Baker Hughes Inc               COM              057224107     3146    73720 SH       SOLE                                      73720
Bank of Hawaii Corp fmly Pacif COM              062540109      264     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      392    14116 SH       SOLE                                      14116
CVS Corp                       COM              126650100     1141    25323 SH       SOLE                                      25323
ChevronTexaco Corp             COM              166764100     4652    88602 SH       SOLE                                      88602
Cisco Systems                  COM              17275R102      495    25630 SH       SOLE                                      25630
Citigroup Inc                  COM              172967101     2414    50101 SH       SOLE                                      50101
Computer Sciences              COM              205363104      242     4293 SH       SOLE                                       4293
ConocoPhillips                 COM              20825c104     5100    58737 SH       SOLE                                      58737
Developers Diversified Rlty    COM              251591103     1296    29210 SH       SOLE                                      29210
Dominion Resources             COM              25746u109     3995    58969 SH       SOLE                                      58969
Duke Realty Corp               COM              264411505     2004    58696 SH       SOLE                                      58696
Emerson Elec                   COM              291011104      313     4472 SH       SOLE                                       4472
Enbridge Energy Partners L P   COM              29250r106     2848    55235 SH       SOLE                                      55235
Encana Corp                    COM              292505104      253     4438 SH       SOLE                                       4438
Exxon Mobil Corp               COM              30231g102     8277   161463 SH       SOLE                                     161463
First American Bankshares      COM                             755     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2736    33493 SH       SOLE                                      33493
General Dynamics               COM              369550108      761     7275 SH       SOLE                                       7275
General Electric               COM              369604103     8986   246186 SH       SOLE                                     246186
General Mills                  COM              370334104     2554    51381 SH       SOLE                                      51381
Genuine Parts                  COM              372460105      601    13632 SH       SOLE                                      13632
Goldcorp Inc                   COM              380956409      667    44340 SH       SOLE                                      44340
Harmony Gold Mining            COM              413216300      613    66090 SH       SOLE                                      66090
Health Care Realty Tr.         COM              421946104     2844    69882 SH       SOLE                                      69882
Home Depot                     COM              437076102     1212    28359 SH       SOLE                                      28359
IBM Corp                       COM              459200101     2903    29444 SH       SOLE                                      29444
Illinois Tool Works            COM              452308109     2226    24023 SH       SOLE                                      24023
Intel Corp                     COM              458140100     2996   128072 SH       SOLE                                     128072
J.P. Morgan Chase & Co         COM              46625h100     1079    27650 SH       SOLE                                      27650
Johnson&Johnson                COM              478160104     7393   116578 SH       SOLE                                     116578
Kellogg Co                     COM              487836108     2258    50552 SH       SOLE                                      50552
Kimberly Clark                 COM              494368103      655     9950 SH       SOLE                                       9950
Liberty Property               COM              531172104     5255   121643 SH       SOLE                                     121643
Lockheed Martin Corp.          COM              539830109      688    12390 SH       SOLE                                      12390
Manulife Fin. Corp             COM              56501r106      301     6516 SH       SOLE                                       6516
Marshall & Ilsley              COM              571834100     5130   116054 SH       SOLE                                     116054
Masco Corp                     COM              574599106     1432    39202 SH       SOLE                                      39202
McDonald's Corp                COM              580135101      362    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      701     7654 SH       SOLE                                       7654
Merck & Co                     COM              589331107     1818    56575 SH       SOLE                                      56575
Microsoft Corp                 COM              594918104     2682   100369 SH       SOLE                                     100369
Modine Mfg Co                  COM              607828100      547    16200 SH       SOLE                                      16200
Newmont Mining Corp            COM              802176107     4008    90243 SH       SOLE                                      90243
Nokia Corp Spons ADR           COM              654902204      455    29025 SH       SOLE                                      29025
Northern Border Partners L P   COM              664785102     4179    86728 SH       SOLE                                      86728
Northern States Financial Corp COM              665751103      287     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     1982    38050 SH       SOLE                                      38050
Pepsico, Inc.                  COM              713448108     4180    80082 SH       SOLE                                      80082
Pfizer Inc                     COM              717081103     4396   163498 SH       SOLE                                     163498
Placer Dome                    COM              725906101      275    14600 SH       SOLE                                      14600
Plum Creek Timber Co. Inc.     COM              729251108     4280   111343 SH       SOLE                                     111343
Procter & Gamble               COM              742718109     3545    64363 SH       SOLE                                      64363
Royal Dutch Petro              COM              780257705     1926    33572 SH       SOLE                                      33572
SBC Commun Inc.                COM              78387G103      979    37981 SH       SOLE                                      37981
Schlumberger                   COM              806857108     4326    64610 SH       SOLE                                      64610
Sprint Corp                    COM              852061100      214     8610 SH       SOLE                                       8610
Suncor Energy Inc              COM              867229106     4765   134600 SH       SOLE                                     134600
Sysco Corp                     COM              871829107     5817   152398 SH       SOLE                                     152398
Tribune Co                     COM              896047107     1884    44708 SH       SOLE                                      44708
Tyco Intl Ltd New              COM              902124106      245     6855 SH       SOLE                                       6855
U.S. Bancorp                   COM              902973304     4156   132702 SH       SOLE                                     132702
Union Pacific                  COM              907818108      563     8370 SH       SOLE                                       8370
United Parcel SVC Inc          COM              911312106     1765    20655 SH       SOLE                                      20655
United Tech Corp               COM              913017109      230     2225 SH       SOLE                                       2225
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4567   112745 SH       SOLE                                     112745
Vodafone Group PLC             COM              92857w100      365    13315 SH       SOLE                                      13315
Wal Mart Stores                COM              931142103     1840    34837 SH       SOLE                                      34837
Walgreen Co                    COM              931422109     5783   150723 SH       SOLE                                     150723
Wells Fargo                    COM              949746101     4101    65981 SH       SOLE                                      65981
Wisconsin Energy               COM              976657106      214     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     3297    77405 SH       SOLE                                      77405

											FORM 13F INFORMATION TABLE